Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	$ 195,659,168	$ 147,171,842
Creditors for Purchase to be Settled [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	30,874,858	497,799
Collections and Other Transactions on Behalf of Third Parties [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	14,934,005	16,713,307
Obligations for Purchase Financing [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	132,432,870	113,133,935
Creditors for Purchase of Foreign Currency to be Settled [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	3,048,154	764,106
Accrued Fees Payable [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	862,462	918,409
Sundry Items Subject to Minimum Cash [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	1,156,598	1,886,494
Sundry Items not Subject to Minimum Cash [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	7,514,509	5,634,324
Financial Liabilities for Guarantees and Sureties Granted Financial Guarantee Contracts [Member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	343,568	752,989
Cash or Equivalents for Purchases or Cash Sales to be Settled [Member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	100,842	15,778
Leases Liabilities [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	4,381,601	6,586,196
Other Financial Liabilities [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	$ 9,701	$ 268,505